UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here is Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    940 Southwood Blvd.
            Suite 200
            Incline Village, NV 89401

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	Chief Operating Officer
Phone:	(773) 283-8822
Signature, Place, and Date of Signing:

Steven M. Kleiman	Chicago, Illinois	August 5, 2002

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  106

Form 13F Information Table Value Total: $1,059,899
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
Equity Office Properties   PFD CV B 5.25%   294741509	" 3,443  392,751 "	SH	Sole	"392,751"	0	0
Fleetwood Enterprises	   COM	            339099103        60  10,900 "	SH	Sole	"10,900"	0	0
Ford $3.25	           PFD TR CV6.5%    345395206	" 46,614 107,000 "	SH	Sole	"107,000"	0	0
Magna International	   CL A	            559222401	" 8,310    7,422 "	SH	Sole	"7,422"	        0	0
McleodUSA Inc.	           CL A	            582266706	" 1,253 "  9,200 "	SH	Sole	"9,200"	        0	0
"Metromedia Int'l Group    $3.625 PFD CONV % 591695200	" 2,058 " 11,000 "	SH	Sole	"11,000"	0	0
Simon Property Group Inc.  $6.50 PFD CV B 6.50%	828806406" 45,209 42,000 "	SH	Sole	"42,000"	0	0
AES Corp	           COM	            00130H105	 13 	 319,800 "	SH	Sole	"319,800"	0	0
AES Trust III $3.375	   PFD CV 6.75%	    00808N202	" 1,320   80,000 "	SH	Sole	"80,000"	0	0
CNF Trust I $2.500	   TECONS SER A	    12612V205	" 3,110    6,700 "	SH	Sole	"6,700"	        0	0
Ceyoniq AG	           SPONSORED ADR    15721M107	 12 	596,400 "	SH	Sole	"596,400"	0	0
Freeport McMoran (Class A) $1.75 PFD CV 0.05SH 35671D501 214 	 52,000 "	SH	Sole	"52,000"	0	0
Tribune Co. (AOL) 2.0%	   SB DB EXCH2%29   896047305	 972 	 14,500 "	SH	Sole		0	0	0
Advanced Energy Industries NOTE 5.000% 9/0  007973AC4	" 7,216  7,000,000 "	SH	Sole		0	0	0
"Aether Systems, Inc."	   NOTE 6.000% 3/2  00808VAA3	" 1,830  3,000,000 "	SH	Sole		0	0	0
Affiliated Computer Services NOTE 3.500% 2/1 008190AF7	" 8,979  7,000,000 "	PRN	Sole		0	0	0
Affiliated Managers Group  NOTE 5/0	    008252AC2	" 16,960 18,510,000 "	PRN	Sole		0	0	0
"Agilent Technologies,Inc. DBCV 3.000%12/0  00846UAB7	" 49,236 48,395,000 "	PRN	Sole		0	0	0
Johnson & Johnson	   SDCV  7/2	    02261WAB5	" 23,397 31,105,000 "	PRN	Sole		0	0	0
American Tower Corp.	   NOTE 6.250%10/1  029912AB8	 636 	1,200,000 "	PRN	Sole		0	0	0
AmerisourceBergen Corp.	   NOTE 5.000%12/0  03071PAD4	" 10,327 6,429,000 "	PRN	Sole		0	0	0
Amgen Inc.	           NOTE 3/0	    031162AE0	" 7,317  10,800,000 "	PRN	Sole		0	0	0
Anadarko Petroleum Corp	   DBCV 3/0	    032511AP2	" 26,369 41,070,000 "	PRN	Sole		0	0	0
Apogent Technologies	   DEBT 2.250%10/1  03760AAE1	" 34,499 35,475,000 "	PRN	Sole		0	0	0
Asyst Technologies	   NOTE 5.750%7/0   04648XAB3	" 3,820  2,500,000 "	PRN	Sole		0	0	0
Avaya Inc.	           NOTE 10/3	    053499AA7	" 4,288  11,870,000 "	PRN	Sole		0	0	0
"BISYS Group, Inc."	   NOTE 4.000%3/1   055472AB0	" 1,054  900,000 "	PRN	Sole		0	0	0
BankAtlantic Bancorp Inc.  SDCV 5.625%12/0  065908AC9	" 5,258  4,513,000 "	PRN	Sole		0	0	0
"Barnes & Noble, Inc."	   NOTE 5.25% 3/1   067774AD1	" 10,339" 9,800,000 "	PRN	Sole		0	0	0
Briggs & Stratton	   NOTE 5.000% 5/1  109043AE9	" 12,560" 12,390,000 "	PRN	Sole		0	0	0
Brightpoint Inc.	   NOTE 3/1	    109473AC2	" 5,033 " 15,728,000 "	PRN	Sole		0	0	0
Brinker International	   DBCV 10/1	    109641AC4	" 19,419 29,065,000 "	PRN	Sole		0	0	0
CKE Restaurants Inc.	   NOTE 4.250% 3/1  12561EAB1	" 1,360  1,520,000 "	PRN	Sole		0	0	0
CNET Inc.	           NOTE 5.000% 3/0  125945AC9	" 1,950  3,000,000 "	PRN	Sole		0	0	0
"Cell Therapeutic, Inc."   NOTE 5.750% 6/1  150934AC1	" 1,244  2,500,000 "	PRN	Sole		0	0	0
Cendant Corporation	   DBCV 3/875%11/2  151313AN3	" 39,973" 40,275,000 "	PRN	Sole		0	0	0
Charles River Laboratories DBCV 3.500%2/0   159863AL3	" 9,901 " 8,850,000 "	PRN	Sole		0	0	0
"Charter Communications    NOTE 4.750% 6/0  16117MAC1	" 3,043 " 6,400,000 "	PRN	Sole		0	0	0
Checkpoint Systems Inc.	   SDCV5/250%11/0   162825AB9	" 1,485 " 1,650,000 "	PRN	Sole		0	0	0
Conexant Systems	   NOTE 4.000%3/1   207142AF7	 293 	650,000 "	PRN	Sole		0	0	0
Corning Inc.		   NOTE 3.500%11/002 19350AK1	" 5,766 " 8,670,000 "	PRN	Sole		0	0	0
Diamond Offshore Drilling  DBCV 1.500% 4/1  25271CAE2	" 2,289 " 2,500,000 "	PRN	Sole		0	0	0
Equity Office Properties   NOTE 7.250%11/1  268766BR2	" 7,657 " 7,075,000 "	PRN	Sole		0	0	0
ETrade Group Inc.	   NOTE 6.750% 5/1  269246AD6	" 3,973 " 4,600,000 "	PRN	Sole		0	0	0
Elan Corp	           NOTE 12/1	    284129AC7	" 20,121" 46,255,000 "	PRN	Sole		0	0	0
Empresas ICA Socieded	   SDCV 5.000% 3/1  292448AC1	 96 	 150,000 "	PRN	Sole		0	0	0
Financial Federal Corp.    NOTE 4.500% 5/0  317492AC0	" 4,856 " 4,215,000 "	PRN	Sole		0	0	0
Finisar Corp.	           NOTE 5.250%10/1  31787AAC5	" 1,378  2,000,000 "	PRN	Sole		0	0	0
First Data Corporation	   DEBT 2.000% 3/0  319963AD6	" 50,248" 44,530,000 "	PRN	Sole		0	0	0
Four Seasons	           NOTE 9/2	    35100EAD6	" 10,575" 33,571,000 "	PRN	Sole		0	0	0
"Gap, Inc."	           NOTE 5.750% 3/1  364760AJ7	" 5,725  5,000,000 "	PRN	Sole		0	0	0
Genzyme Corp.	           SDCV 3.000% 5/1  372917AK0	" 1,633 " 2,000,000 "	PRN	Sole		0	0	0
GTECH Holdings	           DBCV 1.750%12/1  400518AB2	" 11,915" 10,350,000 "	PRN	Sole		0	0	0
Hasbro	                   DBCV 2.750%12/0  418056AN7	" 8,382 " 8,900,000 "	PRN	Sole		0	0	0
ICN Pharmaceuticals	   NOTE 6.500% 7/1  448924AM2	" 10,218" 10,400,000 "	PRN	Sole		0	0	0
Ibasis Inc.	           NOTE 5.750% 3/1  450732AA0	 733 	2,365,000 "	PRN	Sole		0	0	0
Spherion Corporation	   NOTE 4.500% 6/0  45868PAA8	" 6,695 " 7,695,000 "	PRN	Sole		0	0	0
Internet Capital Group Inc NOTE 5.500%12/2  46059CAA4	" 1,508 " 5,290,000 "	PRN	Sole		0	0	0
Intevac Inc.	           NOTE 6.500% 3/0  461148AC2	" 8,600 " 11,944,000 "	PRN	Sole		0	0	0
Kerr McGee Corp.	   SDCV 5.250% 2/1  492386AP2	" 48,396" 43,600,000 "	PRN	Sole		0	0	0
LSI Logic	           NOTE 4.250%3/1   502161AD4	" 6,367 " 6,650,000 "	PRN	Sole		0	0	0
L-3 Communications Holdings NOTE 5.250% 6/0 502424AB0	" 12,506" 8,500,000 "	PRN	Sole		0	0	0
Laboratory Corp of Amer Hldgs NOTE  9/1	    50540RAC6	" 9,858 " 13,100,000 "	PRN	Sole		0	0	0
Lamar Advertising	   NOTE 5.250% 9/1  512815AF8	" 3,027  2,990,000 "	PRN	Sole		0	0	0
Level Three Communications NOTE 6.000% 9/1  52729NAG5	" 8,044 " 32,175,000 "	PRN	Sole		0	0	0
Level Three Communications NOTE 6.000% 3/1  52729NAS9	" 1,107  4,520,000 "	PRN	Sole		0	0	0
Liberty Media (PCS)	   DEB 4.000%11/1   530715AG6	" 26,591" 53,050,000 "	PRN	Sole		0	0	0
Liberty Media (MOT)	   DEB 3.500% 1/1   530715AN1	" 24,430" 33,125,000 "	PRN	Sole		0	0	0
"Manpower, Inc."	   DBCV 8/1	    56418HAC4	 340 	 550,000 "	PRN	Sole		0	0	0
NCO Group	           NOTE 4.750% 4/1  628858AB8	" 9,887  10,649,000 "	PRN	Sole		0	0	0
News Corp.	           NOTE 2/2	    652482AZ3	" 4,640  9,820,000 "	PRN	Sole		0	0	0
Nortel Networks Corp.	   NOTE 4.250% 9/0  656568AB8	" 24,846" 51,870,000 "	PRN	Sole		0	0	0
Corning Inc.	           NOTE 4.875% 3/0  671400AL3	" 22,650" 36,280,000 "	PRN	Sole		0	0	0
Omnicare Inc.	           SDCV 5.000%12/0  681904AD0	 48 	 50,000 "	PRN	Sole		0	0	0
CIENA Corp.	           NOTE 5.000%10/1  68273FAA1	 720 	 1,000,000 "	PRN	Sole		0	0	0
"PMI Group, Inc."	   DBCV 2.500% 7/1  69344MAE1	" 8,401 " 7,620,000 "	PRN	Sole		0	0	0
J.C. Penney	           NOTE 5.000%10/1  708160BV7	" 10,633" 10,600,000 "	PRN	Sole		0	0	0
Personnel Group	           NOTE 5/750% 7/0  715338AE9	" 9,729 " 20,811,000 "	PRN	Sole		0	0	0
"Photronics, Inc."	   NOTE 4.750%12/1  719405AC6	" 6,845 " 7,800,000 "	PRN	Sole		0	0	0
Providian Financial Corp.  NOTE 3.250 8/1   74406AAA0	 405 	 600,000 "	PRN	Sole		0	0	0
Quadramed Corporation	   SDCV 5.250% 5/0  74730WAC5	" 1,204 " 1,450,000 "	PRN	Sole		0	0	0
"Quanta Services, Inc."	   NOTE 4.00% 7/0   74762EAA0	" 1,047 " 1,605,000 "	PRN	Sole		0	0	0
Reebok Intl Ltd	           DBCV 4.250% 3/0  758110AE0	" 17,723" 16,740,000 "	PRN	Sole		0	0	0
Reptron Electronics Inc.   NOTE 6.750% 8/0  76026WAA7	 399 	 840,000 "	PRN	Sole		0	0	0
Royal Caribbean Cruises LtdNOTE 2/0	    780153AK8	" 9,169  25,380,000 "	PRN	Sole		0	0	0
Royal Caribbean Cruises LtdNOTE 5/1	    780153AM4	" 14,997" 37,260,000 "	PRN	Sole		0	0	0
"Sepracor, Inc."	   SDCV 7.000% 12/1 817315AH7	" 3,413 " 5,000,000 "	PRN	Sole		0	0	0
"Sepracor, Inc."	   SDCV 5.000% 2/1  817315AL8	 544 	 950,000 "	PRN	Sole		0	0	0
Service Corp. InternationalNOTE 6.750% 6/2  817565AU8	" 14,211" 14,355,000 "	PRN	Sole		0	0	0
Shaw Group	           NOTE 5/0	    820280AC9	 317 	 550,000 "	PRN	Sole		0	0	0
"Sonic Automotive, Inc."   NOTE 5.250 5/0   83545GAE2	" 4,381  5,000,000 "	PRN	Sole		0	0	0
SpaceHab Inc.	           NOTE 78.000%10/1 846243AC7	 125 	 250,000 "	PRN	Sole		0	0	0
Standard Motor Products	   SDCV 6.750% 7/1  853666AB1	" 6,060 " 7,390,000 "	PRN	Sole		0	0	0
Telefonos de Mexico	   DBCV 4.250% 6/1  879403AD5	" 12,305" 10,340,000 "	PRN	Sole		0	0	0
"Teradyne, Inc."	   SDCV 3.750%10/1  880770AD4	" 7,873  6,700,000 "	PRN	Sole		0	0	0
Teva Pharmaceutical Ind.   DBCV 1.500%10/1  88163VAB5	" 32,686" 31,300,000 "	PRN	Sole		0	0	0
Teva Pharmaceutical Ind.   NOTE 0.750% 8/1  88163XAB1	 298 	300,000 "	PRN	Sole		0	0	0
Tribune Co.	           NOTE 4/1	    887364AE7	" 44,922" 70,584,000 "	PRN	Sole		0	0	0
TranSwitch Corporation	   NOTE 4.500%9/1   894065AB7	" 2,437 " 4,070,000 "	PRN	Sole		0	0	0
Tyco International Ltd.	   NOTE 11/1	    902124AC0	" 1,112 " 1,800,000 "	PRN	Sole		0	0	0
"United Parcel Service,Inc NOTE 1.750% 9/2  911312AB2	" 30,143 29,625,000 "	PRN	Sole		0	0	0
Universal Health Services  DBCV 0.426% 6/2  913903AL4	 292 	 470,000 "	PRN	Sole		0	0	0
Vector Group Ltd.	   NOTE 6.250% 7/1  92240MAC2	" 3,379  4,250,000 "	PRN	Sole		0	0	0
ViroPharma Inc.	           NOTE 6.000% 3/0  928241AC2	 371 	 1,000,000 "	PRN	Sole		0	0	0
Wellpoint Health Network   SDCV 7/0	    94973HAA6	" 26,744" 25,290,000 "	PRN	Sole		0	0	0
Xerox Corp.	           SDCV 0.57% 4/2   984121BB8	 540 	 1,000,000 "	PRN	Sole		0	0	0
COLUMN TOTALS			" 1,058,899 "




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